Consolidated Balance Sheets - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
ASSETS
Cash and due from banks (Note 9)		¥ 33,283,032	¥ 33,924,340
Interest-earning deposits in other banks (Note 9)		45,266,680	40,646,920
Cash, due from banks and interest-earning deposits in other banks		78,549,712	74,571,260
Call loans and funds sold		1,168,515	1,109,995
Receivables under resale agreements (Note 15)		23,995,961	10,974,740
Receivables under securities borrowing transactions (Note 15)		3,443,959	2,758,573
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥7,512,025 and ¥6,709,467 in 2019 and 2020) (including ¥18,597,303 and ¥20,964,024 measured at fair value under the fair value option in 2019 and 2020) (Notes 9, 15, 23 and 31)		47,504,058	40,576,618
Investment securities (Notes 3, 9 and 31):
Available-for-sale debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥6,981,664 and ¥4,490,360 in 2019 and 2020)		34,200,203	33,518,503
Held-to-maturity debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥160,828 and ¥56,411 in 2019 and 2020) (fair value of ¥4,452,947 and ¥4,177,894 in 2019 and 2020)		4,165,781	4,441,901
Equity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥1,364 and ¥616 in 2019 and 2020) (including ¥6,413,867 and ¥4,850,376 in 2019 and 2020 measured at fair value)		5,385,258	6,977,600
Total investment securities		43,751,242	44,938,004
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥802,185 and ¥648,437 in 2019 and 2020) (Notes 4 and 9)	[1]	118,186,739	116,883,941
Allowance for credit losses (Note 4)		(809,540)	(658,184)
Net loans		117,377,199	116,225,757
Premises and equipment—net (Note 5 and 7)		929,529	973,600
Customers' acceptance liability		167,257	247,996
Intangible assets—net (Notes 2 and 6)		1,239,526	927,196
Goodwill (Notes 2 and 6)		517,626	433,891
Other assets (Notes 7, 8, 9, 13, 14 and 31)		13,108,699	11,491,269
Total assets		331,753,283	305,228,899
LIABILITIES AND EQUITY
Deposits (Notes 9 and 10): Domestic offices, Non-interest-bearing		28,091,421	25,222,218
Deposits (Notes 9 and 10): Domestic offices, Interest-bearing		126,485,629	124,859,036
Deposits (Notes 9 and 10): Overseas offices, Non-interest-bearing		5,290,262	5,220,557
Deposits (Notes 9 and 10): Overseas offices, Interest-bearing		44,087,216	43,978,978
Total deposits		203,954,528	199,280,789
Call money and funds purchased (Notes 9 and 11)		3,668,922	2,450,320
Payables under repurchase agreements (Notes 9, 15 and 16)		31,849,915	25,224,632
Payables under securities lending transactions (Notes 9, 15 and 16)		1,016,874	913,087
Due to trust account and other short-term borrowings (including ¥289,755 and ¥377,133 measured at fair value under the fair value option in 2019 and 2020) (Notes 9, 12 and 31)		19,433,229	9,467,025
Trading account liabilities (Notes 15, 23 and 31)		14,767,433	13,009,492
Bank acceptances outstanding		167,257	247,996
Other short-term borrowings		16,055,482	6,731,073
Long-term debt (including ¥325,808 and ¥304,067 measured at fair value under the fair value option in 2019 and 2020) (Notes 7, 9, 12 and 31)		27,926,763	27,990,543
Other liabilities (Notes 1, 7, 8, 9, 13, 14, 15, 16, 26 and 31)		13,223,846	10,660,267
Total liabilities		316,008,767	289,244,151
Commitments and contingent liabilities (Notes 24 and 26)
Mitsubishi UFJ Financial Group shareholders' equity:
Capital stock (Notes 17 and 18)—common stock authorized, 33,000,000,000 shares; common stock issued, 13,667,770,520 shares and 13,581,995,120 shares at March 31, 2019 and 2020, with no stated value		2,090,270	2,090,270
Capital surplus (Note 18)		5,533,520	5,577,186
Retained earnings (Notes 19 and 33)
Appropriated for legal reserve		239,571	239,571
Unappropriated retained earnings		8,079,530	8,094,026
Accumulated other comprehensive income, net of taxes (Note 20)		(420,417)	(284,269)
Treasury stock, at cost—745,921,774 common shares and 741,772,308 common shares at March 31, 2019 and 2020		(505,987)	(517,236)
Total Mitsubishi UFJ Financial Group shareholders' equity		15,016,487	15,199,548
Noncontrolling interests		728,029	785,200
Total equity		15,744,516	15,984,748
Total liabilities and equity		331,753,283	305,228,899
Consolidated VIEs [Member]
ASSETS
Cash and due from banks (Note 9)		846	7
Interest-earning deposits in other banks (Note 9)		30,047	23,655
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥7,512,025 and ¥6,709,467 in 2019 and 2020) (including ¥18,597,303 and ¥20,964,024 measured at fair value under the fair value option in 2019 and 2020) (Notes 9, 15, 23 and 31)		695,069	528,690
Investment securities (Notes 3, 9 and 31):
Total investment securities		1,804,459	1,828,194
Net loans		16,072,595	15,545,328
All other assets		244,645	294,212
Total assets		18,847,661	18,220,086
LIABILITIES AND EQUITY
Total deposits
Other short-term borrowings		30,831	20,535
Long-term debt		465,352	490,033
All other liabilities		101,969	62,146
Total liabilities		¥ 598,152	¥ 572,714

[1]	The above table includes loans held for sale of ¥291,794 million and ¥344,790 million at March 31, 2019 and 2020, respectively.